CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Allowance for Credit Losses

The following table provides a roll-forward of the allowance for credit losses that is deducted from the amortized cost basis of trade receivables to present the net amount expected to be collected:

Year ended December 31, 2020

Balance, at beginning of period	$4,236
Cumulative effect of adoption of ASU Topic 326	700
Provision for expected credit losses	1,636
Amounts written off charged against the allowance and others	(374)

Balance, at end of period	$6,198